S000001273 [Member] Expense Example - MID CAP INDEX FUND - MID CAP INDEX FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	46
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 199